1
Portfolio of Investments March 31, 2025
JRS
(Unaudited)
SHARES DESCRIPTION RATE VALUE
LONG-TERM INVESTMENTS - 143.3% (98.0% of Total Investments)
95673929 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 38.0% (26.0% of Total Investments) 95673929
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 37.1%
123,025 Agree Realty Corp 4.250% $ 2,117,260
102,970 American Homes 4 Rent 6.250 2,432,151
63,105 American Homes 4 Rent 5.875 1,400,931
34,560 Armada Hoffler Properties Inc 6.750 761,702
90,130 Chatham Lodging Trust 6.625 1,774,660
10,000 CTO Realty Growth Inc 6.375 204,900
134,915 DiamondRock Hospitality Co 8.250 3,341,845
194,920 Digital Realty Trust Inc 5.200 3,921,791
105,960 Digital Realty Trust Inc 5.250 2,218,802
96,245 Digital Realty Trust Inc 5.850 2,245,396
12,465 EPR Properties 5.750 257,402
144,110 Federal Realty Investment Trust 5.000 2,942,726
12,713 Highwoods Properties Inc 8.625 13,306,457
126,039 Kimco Realty Corp 5.125 2,597,664
156,704 Kimco Realty Corp 5.250 3,279,815
34,353 Mid-America Apartment Communities Inc 8.500 1,910,542
74,661 National Storage Affiliates Trust 6.000 1,634,329
151,610 Pebblebrook Hotel Trust 6.375 2,685,013
88,100 Pebblebrook Hotel Trust 5.700 1,436,911
21,740 Pebblebrook Hotel Trust 6.300 380,667
56,719 Prologis Inc 8.540 3,105,365
72,365 Public Storage 4.000 1,176,655
88,555 Public Storage 4.625 1,673,690
227,370 Public Storage 5.600 5,213,594
112,599 Public Storage 5.050 2,355,571
79,910 Public Storage 4.875 1,606,990
60,045 Regency Centers Corp 6.250 1,401,450
51,590 Regency Centers Corp 5.875 1,130,853
23,316 Rexford Industrial Realty Inc 5.875 533,936
158,030 Rexford Industrial Realty Inc 5.625 3,437,153
19,725 Saul Centers Inc 6.125 412,055
130,415 Saul Centers Inc 6.000 2,687,853
3,184 Simon Property Group Inc 8.375 191,040
144,320 SL Green Realty Corp 6.500 3,238,541
41,335 Sunstone Hotel Investors Inc 6.125 818,020
64,310 Sunstone Hotel Investors Inc 5.700 1,191,021
12,175 UMH Properties Inc 6.375 272,477
176,330 Vornado Realty Trust 4.450 2,579,708
226,090 Vornado Realty Trust 5.250 3,732,746
222,827 Vornado Realty Trust 5.250 3,640,993
126,524 Vornado Realty Trust 5.400 2,134,460
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 93,385,135
FINANCIAL SERVICES - 0.9%
44,840 DigitalBridge Group Inc 7.125 1,052,395
52,815 DigitalBridge Group Inc 7.150 1,236,399
TOTAL FINANCIAL SERVICES 2,288,794
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $113,142,198) 95,673,929
SHARES DESCRIPTION VALUE
262492132 COMMON STOCKS - 104.2% (71.2% of Total Investments) 262492132
DATA CENTER REITS - 11.5%
114,299 Digital Realty Trust Inc 16,377,904
15,360 Equinix Inc 12,523,776
TOTAL DATA CENTER REITS 28,901,680

Portfolio of Investments March 31, 2025
(continued)
JRS
2
SHARES DESCRIPTION VALUE
HEALTH CARE REITS - 16.3%
55,159 Alexandria Real Estate Equities Inc $ 5,102,759
369,453 Healthpeak Properties Inc 7,470,340
266,170 Ventas Inc 18,301,849
65,071 Welltower Inc 9,969,528
TOTAL HEALTH CARE REITS 40,844,476
HOTEL & RESORT REITS - 2.5%
293,261 Host Hotels & Resorts Inc 4,167,239
91,395 Sunstone Hotel Investors Inc 860,027
107,027 Xenia Hotels & Resorts Inc 1,258,637
TOTAL HOTEL & RESORT REITS 6,285,903
INDUSTRIAL REITS - 12.2%
154,285 First Industrial Realty Trust Inc 8,325,218
184,406 Prologis Inc 20,614,747
42,445 Rexford Industrial Realty Inc 1,661,722
TOTAL INDUSTRIAL REITS 30,601,687
MULTI-FAMILY RESIDENTIAL REITS - 15.4%
34,207 AvalonBay Communities Inc 7,341,506
94,659 Camden Property Trust 11,576,796
100,769 Equity Residential 7,213,045
17,175 Essex Property Trust Inc 5,265,340
21,495 Mid-America Apartment Communities Inc 3,602,132
82,145 UDR Inc 3,710,490
TOTAL MULTI-FAMILY RESIDENTIAL REITS 38,709,309
OFFICE REITS - 6.7%
70,455 BXP Inc 4,733,871
96,055 Cousins Properties Inc 2,833,622
102,190 Douglas Emmett Inc 1,635,040
25,110 JBG SMITH Properties 404,522
145,200 Kilroy Realty Corp 4,756,752
44,120 SL Green Realty Corp 2,545,724
TOTAL OFFICE REITS 16,909,531
OTHER SPECIALIZED REITS - 2.5%
196,290 VICI Properties Inc 6,402,980
TOTAL OTHER SPECIALIZED REITS 6,402,980
RETAIL REITS - 19.3%
107,320 Acadia Realty Trust 2,248,354
28,020 Agree Realty Corp 2,162,864
86,285 Federal Realty Investment Trust 8,440,399
183,245 Kimco Realty Corp 3,892,124
354,706 Kite Realty Group Trust 7,934,773
176,604 Macerich Co/The 3,032,291
33,410 NNN REIT Inc 1,424,936
145,295 Realty Income Corp 8,428,563
68,429 Simon Property Group Inc 11,364,688
TOTAL RETAIL REITS 48,928,992
SELF-STORAGE REITS - 8.9%
209,197 CubeSmart 8,934,804
36,060 Extra Space Storage Inc 5,354,549
28,130 Public Storage 8,419,028
TOTAL SELF-STORAGE REITS 22,708,381
SINGLE-FAMILY RESIDENTIAL REITS - 6.9%
179,127 American Homes 4 Rent, Class A 6,772,792
127,110 Invitation Homes Inc 4,429,783
46,515 Sun Communities Inc 5,983,690
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 17,186,265
TELECOM TOWER REITS - 2.0%
22,785 SBA Communications Corp 5,012,928
TOTAL TELECOM TOWER REITS 5,012,928
TOTAL COMMON STOCKS
(Cost $198,491,216) 262,492,132

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION RATE VALUE
1,813,823 CONVERTIBLE PREFERRED SECURITIES - 0.7% (0.5% of Total Investments) 1,813,823
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
30,155 Kimco Realty Corp 7.250% $ 1,813,823
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,813,823
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $1,495,537) 1,813,823
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
948,728 CORPORATE BONDS - 0.4% (0.3% of Total Investments) 948,728
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
$ 1,000,000 Healthpeak OP LLC 3.500 07/15/29 948,728
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 948,728
TOTAL CORPORATE BONDS
(Cost $947,174) 948,728
TOTAL LONG-TERM INVESTMENTS
(Cost $314,076,125) 360,928,612
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.0%(2.0% of Total Investments)
7472316 REPURCHASE AGREEMENTS - 3.0% (2.0% of Total Investments) 7472316
7,225,000 (a) Fixed Income Clearing Corporation 4.350 04/01/25 7,225,000
247,316 (b) Fixed Income Clearing Corporation 1.360 04/01/25 247,316
TOTAL REPURCHASE AGREEMENTS
(Cost $7,472,316) 7,472,316
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,472,316) 7,472,316
TOTAL INVESTMENTS - 146.3%
(Cost $321,548,441 ) 368,400,928
BORROWINGS - (44.6)% (c),(d) (112,400,000)
OTHER ASSETS & LIABILITIES, NET -  (1.7)% (4,195,321)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 251,805,607
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $7,225,873 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 11/15/34, valued at $7,369,574.
(b) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $247,325 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $252,295.
(c) Borrowings as a percentage of Total Investments is 30.5%.
(d) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $205,933,795 have been pledged as collateral for borrowings.
Interest Rate Swaps - OTC Uncleared
Counterparty
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date
Notional
Amount(b) Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Receive SOFR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 72,400,000 $ 600,590 $ 600,590
SOFR
Secured Overnight Financing Rate
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments March 31, 2025
(continued)
JRS
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
JRS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred $ 95,673,929 $ – $ – $ 95,673,929
Common Stocks 262,492,132 – – 262,492,132
Convertible Preferred Securities 1,813,823 – – 1,813,823
Corporate Bonds – 948,728 – 948,728
Short-Term Investments:
Repurchase Agreements – 7,472,316 – 7,472,316
Investments in Derivatives:
Interest Rate Swaps* – 600,590 – 600,590
Total $ 359,979,884 $ 9,021,634 $ – $ 369,001,518
* Represents net unrealized appreciation (depreciation).